Guarantor and Non-Guarantor Narrative Disclosure	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Guarantor and Non-Guarantor Narrative Disclosure
Guarantor and Non-Guarantor Narrative Disclosure:
Par Pharmaceutical Companies, Inc., the parent company, is the sole issuer of all of the Notes. The Notes are guaranteed on a senior unsecured basis by the parent company’s material direct and indirect wholly-owned domestic subsidiaries. The parent company has no independent assets or operations. Each of the subsidiary guarantors is 100% owned by the parent company and any subsidiaries of the parent company other than subsidiary guarantors are minor subsidiaries. The guarantees are full and unconditional and joint and several.